SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Receivables [Abstract]
Allowance for doubtful accounts at beginning of period	$ 0	$ (450)	$ 0	$ (693)
(Increase) decrease to allowance for the year	0	(575)	259	(1,051)
(Recovery) write-off of doubtful accounts	182		343	719
Non-cash reclass of allowance for doubtful accounts between unbilled revenue and accounts receivable	0	(0)	0	(0)
Allowance for doubtful accounts at end of period	$ 0	$ (1,025)	$ 0	$ (1,025)